MORGAN STANLEY PACIFIC GROWTH FUND INC.                 TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS APRIL 30, 2001               NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

Asian stock markets declined during the six-month period ended April 30, 2001, weighed down predominantly by global factors. Investors remained concerned about the potential impact of the U.S. slowdown on global economic growth. While cuts in U.S. interest rates generally tend to support equity markets, it appeared that the depth and duration of the worldwide slowdown might be worse than originally anticipated. Additionally, profit downgrades and earnings disappointments, particularly from U.S.-based technology companies, further depressed investor sentiment.

JAPAN

The reporting period was marked by a highly volatile environment with many factors, both external and internal, affecting Japanese share prices. Despite negative expectations, however, Japanese equities ended the first four months of 2001 as the best-performing large-asset class among world equity markets. This relative outperformance likely resulted because investors gained confidence in Japan's level of commitment to solving its fiscal and balance sheet problems. The Bank of Japan's reintroduction of a zero-interest-rate policy and adoption of an inflation target rate during the period supported that impression.

HONG KONG

Despite a strong upswing by real estate stocks, banking and telecommunications stocks dragged the Hong Kong equity market down. This decline was brought about by the collapse of the Nasdaq composite index, which Hong Kong's stock market tends to track very closely, and disappointing earnings results released by Hong Kong banks.

AUSTRALIA

Australian equities performed well during this period, though the profit cycle there has been decelerating. Australia's media sector has been weighed down by concerns over a potential economic hard landing in the United States and the possibility of a corresponding decline in spending on advertising by U.S. companies. Concerns over slower global growth have also weighed on metals prices and Australia's resources sector.

MORGAN STANLEY PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 2001, CONTINUED

SOUTH KOREA

South Korea's equity market appreciated during this period, spurred on by increased liquidity as investors moved money out of banks into the stock market and pension funds increased their weightings in equities. However, toward the end of the period much of the gains were scaled back because of concerns over the weakening U.S. economy, the potential impact of the Nasdaq sell-off and a sharp depreciation in the won, South Korea's currency.

TAIWAN

The Taiwanese market was extremely volatile during this period. In contrast to the scenario that unfolded in the United States beginning in late January, however, technology stocks have been the star performers in Taiwan. Positive numbers from the PC-related sector were initially brushed off as a holiday-related anomaly (resulting from Chinese New Year festivities in January), but the positive news flow has since gathered momentum. Continued tensions with China and the global economic malaise have nevertheless weighed on Taiwan.

PERFORMANCE AND PORTFOLIO STRATEGY

On June 18, 2001, Morgan Stanley Dean Witter Pacific Growth Fund was renamed Morgan Stanley Pacific Growth Fund. For the six-month period ended April 30, 2001, the Fund's Class B shares posted a total return of -12.68 percent, compared to -10.74 percent for the Morgan Stanley Capital International (MSCI) World Index.* For the same period, the Fund's Class A, C and D shares posted total returns of -12.52 percent, -12.73 percent and -12.23 percent, respectively. The performance of the Fund's share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, the Fund's country allocation helped its performance, while its stock selection detracted from it. Country weightings in South Korea, Japan, Hong Kong and Thailand contributed favorably to overall performance. Conversely, stock selection in India, South Korea, Australia and Japan detracted from Fund performance.

----------------
* The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 2001, CONTINUED

The Fund continues to focus on companies the sub-advisor believes are poised to benefit from restructuring and privatization, a recovery in private consumption and renewed global demand for electronic goods. As of April 30, 2001, the Fund's regional weightings were as follows: 55.2 percent of assets in Japan, 12.3 percent in Hong Kong, 7.5 percent in Australia, 6.9 percent in South Korea, 6.2 percent in Taiwan, 4.5 percent in Singapore and 2.9 percent in India, with smaller amounts in other markets and the remainder in cash. These weightings reflect what Morgan Stanley Investment Management considers an attractive mixture of developed and developing markets.

LOOKING AHEAD

Morgan Stanley Investment Management Inc. believes that the Japanese markets are likely to continue experiencing volatility in anticipation of this summer's national election, which will determine the near-term direction of economic reforms there. The sub-advisor expects a nationwide consensus to build in support of the idea that painful measures may be needed to get the country's economy on the right path.

Regarding non-Japan Asia, the sub-advisor believes that global monetary conditions and country-specific news will likely drive markets there in the short term. Further interest-rate cuts by the U.S. Federal Reserve Board could bolster markets that are dependent on exports to the United States, such as Korea and Taiwan, and those sensitive to interest rates, such as Hong Kong. In the sub-advisor's view, monetary and interest-rate policies will remain important in most Asian countries as their central banks try to balance growth and inflation concerns. Most analysts believe that this region will undergo a recovery in the second half of 2001. In the long term, further restructuring, political stability, reform measures and growth are likely to be some of the key variables affecting the markets in non-Japan Asia.

We appreciate your ongoing support of Morgan Stanley Pacific Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FUND PERFORMANCE APRIL 30, 2001 (UNAUDITED)

                                          AVERAGE ANNUAL TOTAL RETURNS
   -----------------------------------------------------------------------------------------------------------
                     CLASS A SHARES*                                        CLASS B SHARES**
   ---------------------------------------------------     ---------------------------------------------------
   PERIOD ENDED 4/30/01                                    PERIOD ENDED 4/30/01
   -------------------------                               -------------------------
   1 Year                     (29.53)%(1)    (33.23)%(2)   1 Year                     (29.92)%(1)    (33.42)%(2)
   Since Inception (7/28/97)  (12.07)%(1)    (13.32)%(2)   5 Years                    (10.40)%(1)    (10.74)%(2)
                                                           10 Years                    0.98 %(1)      0.98 %(2)

                     CLASS C SHARES+                                         CLASS D SHARES++
   ---------------------------------------------------      ---------------------------------------------------
   PERIOD ENDED 4/30/01                                     PERIOD ENDED 4/30/01
   -------------------------                                -------------------------
   1 Year                     (30.01)%(1)    (30.71)%(2)    1 Year                     (29.22)%(1)
   Since Inception (7/28/97)  (12.64)%(1)    (12.64)%(2)    Since Inception (7/28/97)  (11.82)%(1)

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON AND PREFERRED STOCKS AND BONDS (97.8%)
                  AUSTRALIA (7.5%)
                  AIRLINES
      711,900     Qantas Airways Ltd..............................................................  $    981,252
                                                                                                    ------------
                  BEVERAGES: ALCOHOLIC
      480,200     Foster's Brewing Group Ltd......................................................     1,213,048
                                                                                                    ------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS
      428,500     ERG Ltd.........................................................................       329,345
                                                                                                    ------------
                  MAJOR BANKS
       72,500     Commonwealth Bank of Australia..................................................     1,071,377
      180,750     National Australia Bank Ltd.....................................................     2,787,751
      295,000     Westpac Banking Corp., Ltd......................................................     1,977,147
                                                                                                    ------------
                                                                                                       5,836,275
                                                                                                    ------------
                  MAJOR TELECOMMUNICATIONS
      860,450     Telstra Corp., Ltd..............................................................     2,940,767
                                                                                                    ------------
                  MARINE SHIPPING
       51,300     Lang Corp., Ltd.................................................................       281,261
                                                                                                    ------------
                  MEDIA CONGLOMERATES
      471,700     News Corp., Ltd. (The)..........................................................     4,501,887
                                                                                                    ------------
                  MEDICAL/NURSING SERVICES
      114,200     Sonic Healthcare Ltd............................................................       477,491
                                                                                                    ------------
                  MISCELLANEOUS COMMERCIAL SERVICES
       53,750     Brambles Industries Ltd.........................................................     1,374,045
                                                                                                    ------------
                  OTHER METALS/MINERALS
      307,250     Broken Hill Proprietary Co., Ltd................................................     3,387,999
      192,650     Rio Tinto Ltd...................................................................     3,648,563
                                                                                                    ------------
                                                                                                       7,036,562
                                                                                                    ------------
                  PHARMACEUTICALS: OTHER
       62,500     CSL Ltd.........................................................................     1,178,520
                                                                                                    ------------
                  PRECIOUS METALS
      977,100     Normandy Mining Ltd.............................................................       490,653
                                                                                                    ------------
                  REAL ESTATE DEVELOPMENT
       99,750     Lend Lease Corp., Ltd...........................................................       716,078
                                                                                                    ------------
                  TOTAL AUSTRALIA.................................................................    27,357,184
                                                                                                    ------------

                  CHINA (0.7%)
                  AIRLINES
      425,000     China Southern Airlines Co., Ltd. (Class H)*....................................       130,776
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  COAL
      574,000     Yanzhou Coal Mining Co., Ltd. (Class H).........................................  $    235,499
                                                                                                    ------------
                  ELECTRIC UTILITIES
      156,000     Huaneng Power International, Inc. (Class H).....................................        89,505
                                                                                                    ------------
                  INVESTMENT TRUSTS/MUTUAL FUNDS
      100,000     Investment Co. of China * **....................................................       221,000
                                                                                                    ------------
                  MAJOR TELECOMMUNICATIONS
      974,000     China Unicom Ltd.*..............................................................     1,361,172
                                                                                                    ------------
                  OIL & GAS PRODUCTION
    2,642,000     China Petroleum & Chemical Corp. (Class H)......................................       470,842
                                                                                                    ------------

                  TOTAL CHINA.....................................................................     2,508,794
                                                                                                    ------------

                  HONG KONG (12.3%)
                  AIRLINES
    1,010,000     Cathay Pacific Airways, Ltd.....................................................     1,528,027
                                                                                                    ------------
                  AUTO PARTS: O.E.M.
      758,000     Denway Motors Ltd.*.............................................................       225,954
                                                                                                    ------------
                  BROADCASTING
      258,600     Television Broadcasts Ltd.......................................................     1,306,329
                                                                                                    ------------
                  COMPUTER PROCESSING HARDWARE
    1,276,000     Legend Holdings Ltd.............................................................     1,014,308
                                                                                                    ------------
                  ELECTRIC UTILITIES
      163,200     CLP Holdings Ltd................................................................       680,035
                                                                                                    ------------
                  GAS DISTRIBUTORS
    1,287,950     Hong Kong & China Gas Co., Ltd..................................................     1,535,711
                                                                                                    ------------
                  INDUSTRIAL CONGLOMERATES
      873,190     Hutchison Whampoa Ltd...........................................................     9,376,079
      441,800     Swire Pacific Ltd. (Class A)....................................................     2,435,689
                                                                                                    ------------
                                                                                                      11,811,768
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
      955,000     China Merchants Holdings International Co., Ltd.................................       685,676
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  INVESTMENT BANKS/BROKERS
      202,000     Hong Kong Exchanges & Clearing Ltd..............................................  $    361,288
                                                                                                    ------------
                  MAJOR BANKS
      186,200     Hang Seng Bank Ltd..............................................................     2,196,318
                                                                                                    ------------
                  MISCELLANEOUS COMMERCIAL SERVICES
    1,179,000     Cosco Pacific Ltd...............................................................       729,355
                                                                                                    ------------
                  MISCELLANEOUS MANUFACTURING
      656,400     Johnson Electric Holdings Ltd...................................................     1,232,917
                                                                                                    ------------
                  OIL & GAS PRODUCTION
    1,466,000     CNOOC Ltd.*.....................................................................     1,400,290
                                                                                                    ------------
                  REAL ESTATE DEVELOPMENT
      389,400     Cheung Kong (Holdings) Ltd......................................................     4,331,049
      115,000     Henderson Land Development Co., Ltd.............................................       527,848
      349,000     Hong Kong Land Holdings Ltd.....................................................       701,490
      338,400     Sun Hung Kai Properties Ltd.....................................................     3,145,546
       96,000     Wharf (Holdings) Ltd. (The).....................................................       225,242
                                                                                                    ------------
                                                                                                       8,931,175
                                                                                                    ------------
                  REGIONAL BANKS
      115,000     Bank of East Asia Ltd...........................................................       260,975
      126,000     Dao Heng Bank Group Ltd.........................................................       936,971
                                                                                                    ------------
                                                                                                       1,197,946
                                                                                                    ------------
                  SPECIALTY TELECOMMUNICATIONS
      386,000     Asia Satellite Telecommunications Holdings Ltd..................................       878,442
                                                                                                    ------------
                  WHOLESALE DISTRIBUTORS
      343,000     Citic Pacific Ltd...............................................................       987,275
    1,152,800     Li & Fung Ltd...................................................................     2,172,696
                                                                                                    ------------
                                                                                                       3,159,971
                                                                                                    ------------
                  WIRELESS COMMUNICATIONS
    1,163,900     China Mobile Ltd.*..............................................................     5,730,263
      129,000     SmarTone Telecommunications Holdings Ltd........................................       149,681
                                                                                                    ------------
                                                                                                       5,879,944
                                                                                                    ------------
                  TOTAL HONG KONG.................................................................    44,755,454
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  INDIA (2.9%)
                  COMPUTER PROCESSING HARDWARE
       85,100     Digital Equipment Ltd...........................................................  $    852,633
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
      127,300     Bharat Heavy Electricals Ltd....................................................       427,184
      167,500     Sterlite Industries Ltd.........................................................       383,296
                                                                                                    ------------
                                                                                                         810,480
                                                                                                    ------------
                  HOUSEHOLD/PERSONAL CARE
       32,378     Colgate-Palmolive Ltd...........................................................       124,292
                                                                                                    ------------
                  INFORMATION TECHNOLOGY SERVICES
       34,500     HCL Technologies Ltd.*..........................................................       277,494
       20,858     Infosys Technologies Ltd........................................................     1,658,231
       54,850     Software Solution Integrated Ltd................................................       645,239
                                                                                                    ------------
                                                                                                       2,580,964
                                                                                                    ------------
                  MAJOR TELECOMMUNICATIONS
      136,621     Videsh Sanchar Nigam Ltd........................................................       923,481
                                                                                                    ------------
                  MISCELLANEOUS COMMERCIAL SERVICES
      162,000     Aptech Ltd......................................................................       418,388
       43,800     NIIT Ltd........................................................................       354,632
                                                                                                    ------------
                                                                                                         773,020
                                                                                                    ------------
                  MOTOR VEHICLES
      115,000     Hero Honda Motors Ltd...........................................................       343,112
                                                                                                    ------------
                  OIL REFINING/MARKETING
       51,000     Bharat Petroleum Corp., Ltd.....................................................       213,560
       53,000     Hindustan Petroleum Corp., Ltd..................................................       188,874
                                                                                                    ------------
                                                                                                         402,434
                                                                                                    ------------
                  PACKAGED SOFTWARE
       27,644     PSI Data Systems Ltd............................................................        59,780
        6,800     Ramco Systems Ltd.*.............................................................        39,315
       13,000     Wipro Ltd.......................................................................       398,234
                                                                                                    ------------
                                                                                                         497,329
                                                                                                    ------------
                  PHARMACEUTICALS: GENERIC DRUGS
       27,800     Dr. Reddy's Laboratories Ltd....................................................       664,912
                                                                                                    ------------
                  PHARMACEUTICALS: OTHER
        9,250     Cipla Ltd.......................................................................       226,160
                                                                                                    ------------
                  SPECIALTY TELECOMMUNICATIONS
      193,200     Mahanagar Telephone Nigam Ltd...................................................       619,278
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATION EQUIPMENT
       67,300     Sterlite Optical Technologies Ltd.*.............................................  $    443,428
                                                                                                    ------------
                  TOBACCO
       44,000     ITC Ltd.........................................................................       785,553
                                                                                                    ------------
                  TRUCKS/CONSTRUCTION/FARM MACHINERY
      153,500     Escorts Ltd.....................................................................       253,051
                                                                                                    ------------

                  TOTAL INDIA.....................................................................    10,300,127
                                                                                                    ------------

                  INDONESIA (0.0%)
                  INVESTMENT TRUSTS/MUTUAL FUNDS
    2,500,000     Batavia Investment Fund Ltd.*...................................................       --
                                                                                                    ------------

                  JAPAN (55.2%)
                  BUILDING PRODUCTS
      450,000     Sanwa Shutter Corp..............................................................     1,062,247
 JPY   80,000K    Sanwa Shutter Corp. 0.90% due 03/31/06 (Conv.)..................................       659,660
                                                                                                    ------------
                                                                                                       1,721,907
                                                                                                    ------------
                  CHEMICALS: SPECIALTY
      834,000     Daicel Chemical Industries Ltd..................................................     2,777,753
      558,000     Denki Kagaku Kogyo Kabushiki Kaisha.............................................     2,061,487
      527,000     Kaneka Corp.....................................................................     4,447,761
      784,000     Mitsubishi Chemical Corp........................................................     2,566,855
      234,000     NIFCO Inc.......................................................................     2,305,950
      395,000     Shin-Etsu Polymer Co., Ltd......................................................     2,053,234
                                                                                                    ------------
                                                                                                      16,213,040
                                                                                                    ------------
                  COMMERCIAL PRINTING/FORMS
      279,000     Dai Nippon Printing Co., Ltd....................................................     3,786,912
      147,000     Nissha Printing Co., Ltd........................................................       796,200
                                                                                                    ------------
                                                                                                       4,583,112
                                                                                                    ------------
                  COMPUTER PERIPHERALS
      209,000     Mitsumi Electric Co., Ltd.......................................................     4,164,794
                                                                                                    ------------
                  COMPUTER PROCESSING HARDWARE
      430,000     Fujitsu Ltd.....................................................................     5,909,458
                                                                                                    ------------
                  ELECTRIC UTILITIES
      100,000     Tokyo Electric Power Co.........................................................     2,384,802
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRICAL PRODUCTS
      170,000     Furukawa Electric Co............................................................  $  2,027,082
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
       70,000     TDK Corp........................................................................     4,063,056
                                                                                                    ------------
                  ELECTRONIC DISTRIBUTORS
      142,000     Ryosan Co., Ltd.................................................................     2,161,568
                                                                                                    ------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS
      150,000     Canon, Inc......................................................................     5,881,164
       57,700     Kyocera Corp....................................................................     5,508,787
      303,000     Matsushita Electric Industrial Co., Ltd.........................................     5,045,918
      342,000     NEC Corp........................................................................     6,234,519
      311,000     Ricoh Co., Ltd..................................................................     5,820,251
      957,000     Toshiba Corp....................................................................     6,274,268
                                                                                                    ------------
                                                                                                      34,764,907
                                                                                                    ------------
                  ELECTRONICS/APPLIANCES
       63,500     Aiwa Co., Ltd.*.................................................................       495,372
      399,000     Casio Computer Co., Ltd.........................................................     2,712,684
      126,200     Rinnai Corp.....................................................................     2,412,797
       98,100     Sony Corp.......................................................................     7,327,761
                                                                                                    ------------
                                                                                                      12,948,614
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
       60,000     Kyudenko Corp...................................................................       192,078
                                                                                                    ------------
                  FINANCE/RENTAL/LEASING
      224,800     Hitachi Capital Corp............................................................     5,161,132
                                                                                                    ------------
                  FOOD RETAIL
      111,900     FamilyMart Co., Ltd.............................................................     1,872,538
                                                                                                    ------------
                  FOOD: MEAT/FISH/DAIRY
      170,000     Nippon Meat Packers, Inc........................................................     1,902,021
                                                                                                    ------------
                  FOOD: SPECIALTY/CANDY
      102,000     House Foods Corp................................................................     1,171,722
                                                                                                    ------------
                  HOME BUILDING
      424,000     Sekisui Chemical Co., Ltd.......................................................     1,621,277
      348,000     Sekisui House Ltd...............................................................     2,990,493
                                                                                                    ------------
                                                                                                       4,611,770
                                                                                                    ------------
                  HOME FURNISHINGS
       46,000     Sangetsu Co., Ltd...............................................................       609,863
                                                                                                    ------------
                  INDUSTRIAL CONGLOMERATES
      659,000     Hitachi Ltd.....................................................................     6,382,231
                                                                                                    ------------
                  INDUSTRIAL MACHINERY
      506,000     Amada Co., Ltd..................................................................     2,871,560
      543,000     Daifuku Co., Ltd................................................................     2,984,964
      255,000     Daikin Industries Ltd...........................................................     4,339,329

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
      165,000     Fuji Machine Manufacturing Co., Ltd.............................................  $  4,255,053
      425,000     Minebea Co., Ltd................................................................     3,332,660
      858,000     Mitsubishi Heavy Industries Ltd.................................................     3,502,749
      616,000     Tsubakimoto Chain Co............................................................     1,802,684
                                                                                                    ------------
                                                                                                      23,088,999
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
      256,000     Fujitec Co., Ltd................................................................     1,221,019
      261,000     Lintec Corp.....................................................................     2,228,100
                                                                                                    ------------
                                                                                                       3,449,119
                                                                                                    ------------
                  MAJOR BANKS
          100     Mitsubishi Tokyo Financial Group, Inc.*.........................................     1,018,593
                                                                                                    ------------
                  MAJOR TELECOMMUNICATIONS
          816     Nippon Telegraph & Telephone Corp...............................................     5,178,335
                                                                                                    ------------
                  MARINE SHIPPING
      153,000     Mitsubishi Logistics Corp.......................................................     1,445,893
                                                                                                    ------------
                  MISCELLANEOUS MANUFACTURING
      310,000     Kurita Water Industries Ltd.....................................................     4,455,780
                                                                                                    ------------
                  MOTOR VEHICLES
      670,000     Nissan Motor Co., Ltd.*.........................................................     4,587,631
      317,000     Suzuki Motor Corp...............................................................     4,023,363
      137,000     Toyota Motor Corp...............................................................     4,551,900
                                                                                                    ------------
                                                                                                      13,162,894
                                                                                                    ------------
                  PHARMACEUTICALS: MAJOR
      185,000     Sankyo Co., Ltd.................................................................     3,858,529
                                                                                                    ------------
                  PHARMACEUTICALS: OTHER
      118,000     Ono Pharmaceutical Co., Ltd.....................................................     4,225,869
      141,000     Yamanouchi Pharmaceutical Co., Ltd..............................................     3,898,302
                                                                                                    ------------
                                                                                                       8,124,171
                                                                                                    ------------
                  REAL ESTATE DEVELOPMENT
      284,000     Mitsubishi Estate Co., Ltd......................................................     2,867,550
                                                                                                    ------------
                  RECREATIONAL PRODUCTS
      141,000     Fuji Photo Film Co., Ltd........................................................     5,676,475
       42,600     Nintendo Co., Ltd...............................................................     6,853,193
      257,000     Yamaha Corp.....................................................................     2,607,397
                                                                                                    ------------
                                                                                                      15,137,065
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  SEMICONDUCTORS
       23,000     Rohm Co., Ltd...................................................................  $  4,053,355
                                                                                                    ------------
                  WHOLESALE DISTRIBUTORS
      188,000     Nagase & Co., Ltd...............................................................       899,725
       86,000     Nissei Sangyo Co., Ltd..........................................................     1,139,483
                                                                                                    ------------
                                                                                                       2,039,208
                                                                                                    ------------

                  TOTAL JAPAN.....................................................................   200,725,186
                                                                                                    ------------

                  MALAYSIA (1.5%)
                  ELECTRIC UTILITIES
      396,000     Tenaga Nasional Berhad..........................................................     1,010,815
                                                                                                    ------------
                  MAJOR BANKS
      674,000     Malayan Banking Berhad..........................................................     1,738,165
                                                                                                    ------------
                  MAJOR TELECOMMUNICATIONS
      557,000     Telekom Malaysia Berhad.........................................................     1,319,176
                                                                                                    ------------
                  TOBACCO
      161,400     British American Tobacco Berhad.................................................     1,475,922
                                                                                                    ------------

                  TOTAL MALAYSIA..................................................................     5,544,078
                                                                                                    ------------

                  SINGAPORE (4.5%)
                  AEROSPACE & DEFENSE
      315,000     Singapore Technologies Engineering Ltd..........................................       471,981
                                                                                                    ------------
                  AIRLINES
      211,000     Singapore Airlines Ltd..........................................................     1,679,199
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
      221,100     Venture Manufacturing Ltd.......................................................     1,541,147
                                                                                                    ------------
                  FINANCIAL CONGLOMERATES
      263,000     Keppel Corp., Ltd...............................................................       453,249
                                                                                                    ------------
                  MAJOR BANKS
      469,244     DBS Group Holdings Ltd..........................................................     4,094,940
                                                                                                    ------------
                  MARINE SHIPPING
      398,000     Neptune Orient Lines Ltd.*......................................................       329,846
      210,600     Sembcorp Logistics Ltd..........................................................       809,111
                                                                                                    ------------
                                                                                                       1,138,957
                                                                                                    ------------
                  MISCELLANEOUS COMMERCIAL SERVICES
      301,000     SIA Engineering Co..............................................................       214,764
                                                                                                    ------------
                  MISCELLANEOUS MANUFACTURING
      336,000     Omni Industries Ltd.............................................................       494,226
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  PUBLISHING: NEWSPAPERS
      117,099     Singapore Press Holdings Ltd....................................................  $  1,343,232
                                                                                                    ------------
                  REAL ESTATE DEVELOPMENT
      359,000     Capitaland Ltd..................................................................       453,183
      169,400     City Developments Ltd...........................................................       595,039
                                                                                                    ------------
                                                                                                       1,048,222
                                                                                                    ------------
                  REGIONAL BANKS
      285,310     Overseas - Chinese Banking Corp., Ltd...........................................     1,722,508
      197,104     Overseas Union Bank Ltd.........................................................       768,078
      123,000     United Overseas Bank Ltd........................................................       816,850
                                                                                                    ------------
                                                                                                       3,307,436
                                                                                                    ------------
                  SEMICONDUCTORS
      178,000     Chartered Semiconductor Manufacturing Ltd.*.....................................       547,091
                                                                                                    ------------

                  TOTAL SINGAPORE.................................................................    16,334,444
                                                                                                    ------------
                  SOUTH KOREA (6.9%)
                  ADVERTISING/MARKETING SERVICES
        5,420     Cheil Communications, Inc.......................................................       344,349
                                                                                                    ------------
                  ELECTRIC UTILITIES
       28,300     Korea Electric Power Corp.......................................................       488,116
       80,900     Korea Electric Power Corp. (ADR)................................................       762,887
                                                                                                    ------------
                                                                                                       1,251,003
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
       10,468     Samsung Electro Mechanics Co., Ltd..............................................       330,547
                                                                                                    ------------
                  ELECTRONICS/APPLIANCES
       56,250     Humax Co., Ltd..................................................................       844,390
       47,979     Samsung Electronics Co., Ltd....................................................     8,329,940
        8,690     Samsung Electronics Co., Ltd. (Pref)............................................       645,656
                                                                                                    ------------
                                                                                                       9,819,986
                                                                                                    ------------
                  FOOD: SPECIALTY/CANDY
       15,970     Tong Yang Confectionery Corp....................................................       202,198
                                                                                                    ------------
                  INDUSTRIAL MACHINERY
       68,370     Hyundai Mobis...................................................................       523,531
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  INVESTMENT BANKS/BROKERS
       23,300     Samsung Securities Co., Ltd.....................................................  $    611,205
                                                                                                    ------------
                  MAJOR BANKS
      151,016     Kookmin Bank....................................................................     1,786,088
                                                                                                    ------------
                  MAJOR TELECOMMUNICATIONS
        1,610     Korea Telecom Corp..............................................................        76,899
       26,235     Korea Telecom Corp. (ADR).......................................................       724,873
       14,320     Korea Telecom Freetel*..........................................................       512,437
                                                                                                    ------------
                                                                                                       1,314,209
                                                                                                    ------------
                  MOTOR VEHICLES
      110,290     Hyundai Motor Co., Ltd..........................................................     1,722,497
                                                                                                    ------------
                  REGIONAL BANKS
       34,780     H&CB............................................................................       660,530
      195,740     Shinhan Bank....................................................................     1,736,283
                                                                                                    ------------
                                                                                                       2,396,813
                                                                                                    ------------
                  STEEL
        5,180     Pohang Iron & Steel Co., Ltd....................................................       384,867
       39,400     Pohang Iron & Steel Co., Ltd. (ADR).............................................       788,394
                                                                                                    ------------
                                                                                                       1,173,261
                                                                                                    ------------
                  WIRELESS COMMUNICATIONS
        7,600     SK Telecom Co., Ltd.............................................................     1,305,080
      111,900     SK Telecom Co., Ltd. (ADR)......................................................     2,355,495
                                                                                                    ------------
                                                                                                       3,660,575
                                                                                                    ------------

                  TOTAL SOUTH KOREA...............................................................    25,136,262
                                                                                                    ------------

                  TAIWAN (6.2%)
                  CHEMICALS: SPECIALTY
      139,048     Nan Ya Plastic Corp.............................................................       152,387
                                                                                                    ------------
                  COMPUTER COMMUNICATIONS
       28,589     Ambit Microsystems Corp.........................................................       172,714
                                                                                                    ------------
                  COMPUTER PERIPHERALS
      357,620     Hon Hai Precison Industry Co., Ltd..............................................     2,095,345
                                                                                                    ------------
                  COMPUTER PROCESSING HARDWARE
      131,626     Asustek Computer, Inc...........................................................       597,392
      582,700     Compal Electronics, Inc.........................................................       990,625
      132,000     Quanta Computer, Inc............................................................       440,802
                                                                                                    ------------
                                                                                                       2,028,819
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS
      131,400     Advantech Co., Ltd..............................................................  $    506,612
      249,500     Delta Electronics, Inc..........................................................       757,438
                                                                                                    ------------
                                                                                                       1,264,050
                                                                                                    ------------
                  ELECTRONIC PRODUCTION EQUIPMENT
       35,600     ASE Test Ltd.*..................................................................       494,840
                                                                                                    ------------
                  FOOD RETAIL
      203,872     President Chain Store Corp......................................................       587,973
                                                                                                    ------------
                  FOOD: SPECIALTY/CANDY
    1,166,000     Uni-President Enterprises Corp..................................................       598,221
                                                                                                    ------------
                  LIFE/HEALTH INSURANCE
      298,000     Cathay Life Insurance Co., Ltd..................................................       438,768
                                                                                                    ------------
                  PROPERTY - CASUALTY INSURERS
      503,000     Fubon Insurance Co..............................................................       406,187
                                                                                                    ------------
                  REGIONAL BANKS
      672,000     Bank Sinopac*...................................................................       299,891
    1,082,232     China Trust Commercial Bank*....................................................       788,512
      667,000     Taipei Bank*....................................................................       396,879
    1,418,900     Taishin International Bank*.....................................................       637,514
                                                                                                    ------------
                                                                                                       2,122,796
                                                                                                    ------------
                  SEMICONDUCTORS
      173,000     Elan Microelectronics Corp......................................................       420,158
      269,510     Macronix International Co., Ltd.*...............................................       413,183
      338,236     Pro Mos Technologies, Inc.*.....................................................       336,799
    1,307,328     Siliconware Precision Industries Co.*...........................................     1,016,017
    1,762,541     Taiwan Semiconductor Manufacturing Co., Ltd.*...................................     4,869,193
    2,189,800     United Microelectronics Corp.*..................................................     3,490,118
      538,620     Winbond Electronics Corp........................................................       631,170
                                                                                                    ------------
                                                                                                      11,176,638
                                                                                                    ------------
                  STEEL
      772,000     China Steel Corp................................................................       447,638
                                                                                                    ------------
SHARES/PRINCIPAL
   AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  TEXTILES
      234,440     Far Eastern Textile Ltd.........................................................  $    143,055
       26,601     Far Eastern Textile Ltd. - 144A (GDR)++.........................................       162,266
                                                                                                    ------------
                                                                                                         305,321
                                                                                                    ------------
                  WIRELESS COMMUNICATIONS
      202,000     Taiwan Cellular Corp.*..........................................................       318,883
                                                                                                    ------------

                  TOTAL TAIWAN....................................................................    22,610,580
                                                                                                    ------------

                  UNITED KINGDOM (0.1%)
                  FINANCIAL CONGLOMERATES
       30,400     HSBC Holdings PLC...............................................................       385,866
                                                                                                    ------------

                  TOTAL COMMON AND PREFERRED STOCKS AND BONDS
                  (COST $369,113,754).............................................................   355,657,975
                                                                                                    ------------

                  SHORT-TERM INVESTMENTS (a) (1.8%)
                  COMMERCIAL PAPER (0.1%)
                  FINANCIAL CONGLOMERATES
   $     350K     General Electric Capital Corp. 4.74% due 06/14/01
                    (COST $347,972)...............................................................       347,972
                                                                                                    ------------

                  U.S. GOVERNMENT AGENCY (1.7%)
       6,000K     Federal National Mortgage Assoc. 4.53% due 05/01/01
                    (COST 6,000,000)..............................................................     6,000,000
                                                                                                    ------------

                  TOTAL SHORT-TERM INVESTMENTS
                  (COST $6,347,972)...............................................................     6,347,972
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $375,461,726) (b)...................................................................   99.6%    362,005,947

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.4       1,618,774
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 363,624,721
                                                                                            -----   -------------
                                                                                            -----   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

---------------------

ADR  American Depository Receipt
GDR  Global Depository Receipt
 K   In thousands.
 *   Non-income producing security.
** Partially paid shares. Resale is restricted to qualified institutional investors.
++   Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $33,775,742 and the aggregate gross unrealized depreciation is $47,231,521, resulting in net unrealized depreciation of $13,455,779.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT A PRIL 30, 2001:

                                          UNREALIZED
 CONTRACTS TO        IN       DELIVERY  APPRECIATION/
   RECEIVE      EXCHANGE FOR    DATE    (DEPRECIATION)
------------------------------------------------------
 HKD 1,856,713  $   238,040   05/02/01       $ 12
 HKD 2,212,328  $   283,686   05/03/01        (40)
$        8,425   SGD 15,346   05/02/01          2
                                             ----
      Net unrealized depreciation.....       $(26)
                                             ====

CURRENCY ABBREVIATIONS:

HKD  Hong Kong Dollar.
JPY   Japanese Yen.
SGD  Singapore Dollar.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS APRIL 30, 2001 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising/Marketing Services....................................................  $    344,349      0.1%
Aerospace & Defense...............................................................       471,981      0.1
Airlines..........................................................................     4,319,253      1.2
Auto Parts: O.E.M.................................................................       225,954      0.1
Beverages: Alcoholic..............................................................     1,213,049      0.3
Broadcasting......................................................................     1,306,329      0.4
Building Products.................................................................     1,721,908      0.5
Chemicals: Specialty..............................................................    16,365,427      4.5
Coal..............................................................................       235,499      0.1
Commercial Printing/Forms.........................................................     4,583,112      1.3
Computer Communications...........................................................       172,714      0.1
Computer Peripherals..............................................................     6,260,139      1.7
Computer Processing Hardware......................................................     9,805,219      2.7
Electric Utilities................................................................     5,416,160      1.5
Electrical Products...............................................................     2,837,562      0.8
Electronic Components.............................................................     5,934,750      1.6
Electronic Distributors...........................................................     2,161,568      0.6
Electronic Equipment/Instruments..................................................    36,358,302     10.0
Electronic Production Equipment...................................................       494,840      0.1
Electronics/Appliances............................................................    22,768,599      6.3
Engineering & Construction........................................................       192,078      0.1
Finance/Rental/Leasing............................................................     5,161,132      1.4
Financial Conglomerates...........................................................     1,187,087      0.3
Food Retail.......................................................................     2,460,512      0.7
Food: Meat/Fish/Dairy.............................................................     1,902,021      0.5
Food: Specialty/Candy.............................................................     1,972,141      0.5
Gas Distributors..................................................................     1,535,711      0.4
Home Building.....................................................................     4,611,770      1.3
Home Furnishings..................................................................       609,863      0.2
Household/Personal Care...........................................................       124,292      0.0
Industrial Conglomerates..........................................................    18,193,999      5.0
Industrial Machinery..............................................................    23,612,528      6.5
Industrial Specialties............................................................     4,134,795      1.1
Information Technology Services...................................................     2,580,964      0.7
Investment Banks/Brokers..........................................................       972,493      0.3
Investment Trusts/Mutual Funds....................................................       221,000      0.1
Life/Health Insurance.............................................................       438,767      0.1
Major Banks.......................................................................    16,670,377      4.6
Major Telecommunications..........................................................    13,037,140      3.6
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Marine Shipping...................................................................  $  2,866,112      0.8%
Media Conglomerates...............................................................     4,501,887      1.2
Medical/Nursing Services..........................................................       477,491      0.1
Miscellaneous Commercial Services.................................................     3,091,183      0.9
Miscellaneous Manufacturing.......................................................     6,182,923      1.7
Motor Vehicles....................................................................    15,228,503      4.2
Oil & Gas Production..............................................................     1,871,132      0.5
Oil Refining/Marketing............................................................       402,434      0.1
Other Metals/Minerals.............................................................     7,036,562      1.9
Packaged Software.................................................................       497,330      0.1
Pharmaceuticals: Generic Drugs....................................................       664,912      0.2
Pharmaceuticals: Major............................................................     3,858,529      1.1
Pharmaceuticals: Other............................................................     9,528,852      2.6
Precious Metals...................................................................       490,653      0.1
Property - Casualty Insurers......................................................       406,187      0.1
Publishing: Newspapers............................................................     1,343,232      0.4
Real Estate Development...........................................................    13,563,025      3.7
Recreational Products.............................................................    15,137,066      4.2
Regional Banks....................................................................     9,024,991      2.5
Semiconductors....................................................................    15,777,084      4.3
Specialty Telecommunications......................................................     1,497,721      0.4
Steel.............................................................................     1,620,899      0.4
Telecommunication Equipment.......................................................       443,428      0.1
Textiles..........................................................................       305,321      0.1
Tobacco...........................................................................     2,261,475      0.6
Trucks/Construction/Farm Machinery................................................       253,051      0.1
U.S. Government Agency............................................................     6,000,000      1.7
Wholesale Distributors............................................................     5,199,179      1.4
Wireless Communications...........................................................     9,859,401      2.7
                                                                                    ------------    -----
                                                                                    $362,005,947     99.6%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $354,352,659     97.4%
Convertible Bonds.................................................................       659,660      0.2
Preferred Stocks..................................................................       645,656      0.2
Short-Term Investments............................................................     6,347,972      1.8
                                                                                    ------------    -----
                                                                                    $362,005,947     99.6%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $375,461,726)......................................  $ 362,005,947
Cash (including $3,519,763 in foreign currency)..............................................      3,940,187
Receivable for:
    Dividends................................................................................      1,025,735
    Investments sold.........................................................................        715,319
    Foreign withholding taxes reclaimed......................................................         71,285
    Capital stock sold.......................................................................         61,591
Prepaid expenses and other assets............................................................        159,028
                                                                                               -------------
     TOTAL ASSETS............................................................................    367,979,092
                                                                                               -------------
LIABILITIES:
Payable for:
    Capital stock repurchased................................................................      1,879,953
    Investments purchased....................................................................      1,567,040
    Plan of distribution fee.................................................................        295,175
    Investment management fee................................................................        289,924
Accrued expenses and other payables..........................................................        322,279
                                                                                               -------------
     TOTAL LIABILITIES.......................................................................      4,354,371
                                                                                               -------------
     NET ASSETS..............................................................................  $ 363,624,721
                                                                                               =============
COMPOSITION OF NET ASSETS:
Paid-in-capital..............................................................................  $ 738,169,758
Net unrealized depreciation..................................................................    (13,465,932)
Accumulated net investment loss..............................................................     (4,587,097)
Accumulated net realized loss................................................................   (356,492,008)
                                                                                               -------------
     NET ASSETS..............................................................................  $ 363,624,721
                                                                                               =============
CLASS A SHARES:
Net Assets...................................................................................     $5,712,945
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        492,438
     NET ASSET VALUE PER SHARE...............................................................         $11.60
                                                                                               =============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).......................................         $12.24
                                                                                               =============
CLASS B SHARES:
Net Assets...................................................................................   $345,902,486
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................     30,269,534
     NET ASSET VALUE PER SHARE...............................................................         $11.43
                                                                                               =============
CLASS C SHARES:
Net Assets...................................................................................     $6,620,871
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        581,560
     NET ASSET VALUE PER SHARE...............................................................         $11.38
                                                                                               =============
CLASS D SHARES:
Net Assets...................................................................................     $5,388,419
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        460,762
     NET ASSET VALUE PER SHARE...............................................................         $11.69
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $305,732 foreign withholding tax)...........................................  $  2,406,881
Interest (net of $298 foreign withholding tax)................................................       107,656
                                                                                                ------------

     TOTAL INCOME.............................................................................     2,514,537
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................     1,973,080
Plan of distribution fee (Class A shares).....................................................         6,284
Plan of distribution fee (Class B shares).....................................................     1,969,011
Plan of distribution fee (Class C shares).....................................................        36,003
Transfer agent fees and expenses..............................................................       657,184
Custodian fees................................................................................       263,165
Shareholder reports and notices...............................................................        60,174
Registration fees.............................................................................        55,233
Professional fees.............................................................................        41,760
Directors' fees and expenses..................................................................         6,412
Other.........................................................................................        20,402
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     5,088,708
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (2,574,171)
                                                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
    Investments...............................................................................   (10,770,073)
    Foreign exchange transactions.............................................................      (109,937)
                                                                                                ------------

     NET LOSS.................................................................................   (10,880,010)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   (41,988,335)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................      (165,126)
                                                                                                ------------

     NET DEPRECIATION.........................................................................   (42,153,461)
                                                                                                ------------

     NET LOSS.................................................................................   (53,033,471)
                                                                                                ------------

NET DECREASE..................................................................................  $(55,607,642)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX             FOR THE YEAR
                                                                     MONTHS ENDED                ENDED
                                                                    APRIL 30, 2001          OCTOBER 31, 2000
------------------------------------------------------------------------------------------------------------
                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss........................................          $  (2,574,171)          $  (9,810,909)
Net realized gain (loss)...................................            (10,880,010)             72,954,077
Net change in unrealized appreciation......................            (42,153,461)            (95,076,675)
                                                                     -------------           -------------

     NET DECREASE..........................................            (55,607,642)            (31,933,507)
                                                                     -------------           -------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.............................................           --                           (72,565)
Class B shares.............................................           --                        (1,348,667)
Class C shares.............................................           --                           (63,592)
Class D shares.............................................           --                           (15,563)
                                                                     -------------           -------------

     TOTAL DIVIDENDS.......................................           --                        (1,500,387)
                                                                     -------------           -------------

Net decrease from capital stock transactions...............            (82,681,768)           (122,682,703)
                                                                     -------------           -------------

     NET DECREASE..........................................           (138,289,410)           (156,116,597)

NET ASSETS:
Beginning of period........................................            501,914,131             658,030,728
                                                                     -------------           -------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF
    $4,587,097 AND $2,012,926, RESPECTIVELY)...............          $ 363,624,721           $ 501,914,131
                                                                     =============           =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Pacific Growth Fund Inc. (the "Fund"), formerly Morgan Stanley Dean Witter Pacific Growth Fund Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or Morgan Stanley Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may

MORGAN STANLEY PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

MORGAN STANLEY PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net

MORGAN STANLEY PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $41,232,058 at April 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

MORGAN STANLEY PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 0.92%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $227,674, $358,790, and $1,598, respectively and received $11,646 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $89,772,924 and $172,641,394, respectively.

For the six months ended April 30, 2001, the Fund incurred brokerage commissions of $7,347 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At April 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $36,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Directors' fees and expenses in the Statement of Operations, amounted to $905. At April 30, 2001, the Fund had an accrued pension liability of $43,979 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

5. FEDERAL INCOME TAX STATUS

At October 31, 2000, the Fund had net capital loss carryover of $343,644,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

    AMOUNTS IN THOUSANDS
-----------------------------
 2005       2006       2007
-------   --------   --------
$48,886   $268,352   $26,406
=======   ========   =======

As of October 31, 2000, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and capital loss deferrals on wash sales.

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE SIX                 FOR THE YEAR
                                                                          MONTHS ENDED                    ENDED
                                                                         APRIL 30, 2001              OCTOBER 31, 2000
                                                                   ---------------------------  --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................   14,157,529  $ 167,555,777    12,017,396  $ 189,622,563
Reinvestment of dividends........................................      --             --              4,138         68,076
Redeemed.........................................................  (14,842,716)  (178,291,918)  (11,534,857)  (184,941,797)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class A................................     (685,187)   (10,736,141)      486,677      4,748,842
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   12,793,810    149,611,977    23,841,805    384,530,101
Reinvestment of dividends........................................      --             --             76,028      1,243,053
Redeemed                                                           (18,363,135)  (218,713,708)  (32,083,320)  (516,523,498)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class B...........................................   (5,569,325)   (69,101,731)   (8,165,487)  (130,750,344)
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................    4,170,637     48,682,990     2,796,797     42,007,833
Reinvestment of dividends........................................      --             --              3,538         57,670
Redeemed.........................................................   (4,447,713)   (52,605,395)   (2,795,273)   (42,280,357)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class C................................     (277,076)    (3,922,405)        5,062       (214,854)
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................      244,778      3,110,817     3,022,226     47,862,403
Reinvestment of dividends........................................      --             --                326          5,384
Redeemed.........................................................     (167,819)    (2,032,308)   (2,809,094)   (44,334,134)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class D...........................................       76,959      1,078,509       213,458      3,533,653
                                                                   -----------  -------------   -----------  -------------
Net decrease in Fund.............................................   (6,454,629) $ (82,681,768)   (7,460,290) $(122,682,703)
                                                                   ===========  =============   ===========  =============

MORGAN STANLEY PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2001, there were outstanding forward contracts.

At April 30, 2001, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

At April 30, 2001, investments in securities of issuers in Japan represented 55.2% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not represent with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                 FOR THE SIX            FOR THE YEAR ENDED OCTOBER 31            JULY 28, 1997*
                                                MONTHS ENDED        --------------------------------------           THROUGH
                                               APRIL 30, 2001         2000           1999           1998        OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.........      $13.29            $ 14.54        $  9.76        $12.86             $19.39
                                                   ------            -------        -------        ------             -----

Income (loss) from investment operations:
   Net investment income (loss)..............       (0.03)             (0.10)          0.05          0.10           --
   Net realized and unrealized gain (loss)...       (1.66)             (1.02)          4.73         (2.94)            (6.53)
                                                   ------            -------        -------        ------             -----

Total income (loss) from investment
 operations..................................       (1.69)             (1.12)          4.78         (2.84)            (6.53)
                                                   ------            -------        -------        ------             -----

Less dividends from net investment income....      --                  (0.13)         --            (0.26)          --
                                                   ------            -------        -------        ------             -----

Net asset value, end of period...............      $11.60            $ 13.29        $ 14.54        $ 9.76             $12.86
                                                   ======            =======        =======        ======             =====

TOTAL RETURN+................................      (12.52)%(1)         (8.10)%        48.98%       (22.35)%          (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................        1.63 %(2)(3)       1.60 %(3)      1.79%(3)      1.90 %(3)         1.92 %(2)

Net investment income (loss).................       (0.42)%(2)(3)      (0.68)%(3)      0.34%(3)      0.89 %(3)        (0.03)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......      $5,713            $15,646        $10,048        $3,102              $622

Portfolio turnover rate......................          22 %(1)            37 %          128%           58 %              42 %

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                           FOR THE SIX                           FOR THE YEAR ENDED OCTOBER 31
                                           MONTHS ENDED        ------------------------------------------------------------------
                                         APRIL 30, 2001++       2000++        1999++        1998++       1997*++          1996
---------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period...      $  13.11          $  14.39      $   9.73      $  12.83      $  18.89      $    18.77
                                             --------          --------      --------      --------      --------      ----------

Income (loss) from investment
 operations:
   Net investment income (loss)........         (0.08)            (0.23)        (0.06)         0.01          0.01            0.05
   Net realized and unrealized gain
   (loss)..............................         (1.60)            (1.02)         4.72         (2.92)        (5.77)           0.50
                                             --------          --------      --------      --------      --------      ----------

Total income (loss) from investment
 operations............................         (1.68)            (1.25)         4.66         (2.91)        (5.76)           0.55
                                             --------          --------      --------      --------      --------      ----------

Less dividends from net investment
 income................................       --                  (0.03)        --            (0.19)        (0.30)          (0.43)
                                             --------          --------      --------      --------      --------      ----------

Net asset value, end of period.........      $  11.43          $  13.11      $  14.39      $   9.73      $  12.83      $    18.89
                                             ========          ========      ========      ========      ========      ==========

TOTAL RETURN+..........................        (12.68)%(1)        (8.86)%       47.89 %      (22.87)%      (31.01)%          3.00%

RATIOS TO AVERAGE NET ASSETS:
Expenses...............................          2.48 %(2)(3)      2.37 %(1)     2.56 %(1)     2.65 %(1)     2.44 %          2.39%

Net investment income (loss)...........         (1.27)%(2)(3)     (1.45)%(1)    (0.43)%(1)     0.14 %(1)     0.03 %          0.18%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.............................      $345,902          $469,924      $633,216      $408,990      $744,133      $1,624,468

Portfolio turnover rate................            22 %(1)           37 %         128 %          58 %          42 %            49%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                       FOR THE SIX         FOR THE YEAR ENDED OCTOBER 31         JULY 28, 1997*
                                                       MONTHS ENDED       --------------------------------           THROUGH
                                                      APRIL 30, 2001       2000         1999         1998       OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period................      $13.07          $ 14.38      $  9.72      $12.83           $ 19.39
                                                          ------          -------      -------      ------           -------

Income (loss) from investment operations:
   Net investment income (loss).....................       (0.08)           (0.23)       (0.05)       0.01             (0.04)
   Net realized and unrealized gain (loss)..........       (1.61)           (1.00)        4.71       (2.89)            (6.52)
                                                          ------          -------      -------      ------           -------

Total income (loss) from investment operations......       (1.69)           (1.23)        4.66       (2.88)            (6.56)
                                                          ------          -------      -------      ------           -------

Less dividends from net investment income...........      --                (0.08)       --          (0.23)          --
                                                          ------          -------      -------      ------           -------

Net asset value, end of period......................      $11.38          $ 13.07      $ 14.38      $ 9.72           $ 12.83
                                                          ======          =======      =======      ======           =======

TOTAL RETURN+.......................................      (12.73)%(1)       (8.88)%      47.94 %    (22.68)%          (33.83)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses............................................        2.40 %(2)(3)     2.37 %(3)    2.56 %(3)   2.65 %(3)         2.62 %(2)

Net investment income (loss)........................       (1.19)%(2)(3)    (1.45)%(3)   (0.43)%(3)   0.14 %(3)        (0.77)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............      $6,621          $11,219      $12,278      $1,581              $819

Portfolio turnover rate.............................          22 %(1)          37 %        128 %        58 %              42 %

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                   FOR THE SIX           FOR THE YEAR ENDED OCTOBER 31           JULY 28, 1997*
                                                   MONTHS ENDED       ------------------------------------           THROUGH
                                                  APRIL 30, 2001        2000          1999          1998        OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period............     $  13.35         $  14.61      $   9.78      $  12.86          $  19.39
                                                     --------         --------      --------      --------          --------

Income (loss) from investment operations:
   Net investment income (loss).................        (0.01)           (0.20)         0.06          0.07              0.02
   Net realized and unrealized gain (loss)......        (1.65)           (0.91)         4.77         (2.88)            (6.55)
                                                     --------         --------      --------      --------          --------

Total income (loss) from investment
 operations.....................................        (1.66)           (1.11)         4.83         (2.81)            (6.53)
                                                     --------         --------      --------      --------          --------

Less dividends from net investment income.......      --                 (0.15)        --            (0.27)          --
                                                     --------         --------      --------      --------          --------

Net asset value, end of period..................     $  11.69         $  13.35      $  14.61      $   9.78          $  12.86
                                                     ========         ========      ========      ========          ========

TOTAL RETURN+...................................       (12.23)%(1)       (7.94)%       49.39%       (22.14)%          (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................         1.48 %(2)(3)     1.37 %(3)     1.56%(3)      1.65 %(3)         1.62 %(2)

Net investment income (loss)....................        (0.27)%(2)(3)    (0.45)%(3)     0.57%(3)      1.14 %(3)         0.42 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........       $5,388           $5,125        $2,489        $1,565              $118

Portfolio turnover rate.........................           22 %(1)          37 %         128%           58 %              42 %

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
PACIFIC
GROWTH FUND

[PHOTO]

SEMIANNUAL REPORT
APRIL 30, 2001